Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in thousands)	Functional Currency Adjusted EBITDA (in thousands) (3)
					Total Unitholder Return	Peer Group Total Unitholder Return (TSR) (5)
2022	$7,285,782	$8,372,850	$3,013,407	$3,296,205	$79.72	$67.52	$307,668	$580,644
2021 (4)	$9,991,165	$10,624,247	$2,933,892	$2,962,471	$95.16	$135.66	$(48,518)	$331,396
2020 (4)	$1,437,733	$(3,110,511)	$787,701	$(767,643)	$74.79	$139.08	$(590,243)	$(309,114)

(1)
Mr. Zimmerman was the primary
exe
cutive officer (PEO) in all periods presented. Compensation Actually Paid to Mr. Zimmerman is derived from the Summary Compensation Table Total for each fiscal year by making the following deductions and additions for 2022, 2021 and 2020:

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$7,285,782	$9,991,165	$1,437,733
Less:
SCT - Unit Awards	4,375,035	6,716,340	637,497
Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	4,139,387
Plus:
Fair value of awards granted during CY that were outstanding and unvested at PY	5,439,517	6,716,340	898,250
Change in fair value of awards granted in prior years that were unvested at PY	(318,879)	596,903	(549,718)
Change in fair value of awards granted in prior years that vested in CY	315,429	115,847	(151,817)
Grant date fair value of awards that were granted and vested in CY	—	163,463	—
Distributions paid on restricted unit awards during CY	26,036	—	31,925

Compensation Actually Paid	$8,372,850	$10,624,247	$(3,110,511)

(2)
The 2022
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig A. Heckman, former Executive Vice President, Human Resources, and Mr. Duffield E. Milkie, former Executive Vice President and General Counsel. The 2020
Non-PEO
NEOs included Messrs. Witherow, Fisher and Milkie and Ms. Ford. Compensation Actually Paid to the
Non-PEO
NEOs is derived from the average Summary Compensation Table Total for each fiscal year by making the following deductions and additions for 2022, 2021 and 2020:

	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$3,013,407	$2,933,892	$787,701
Less:
SCT - Unit Awards	1,678,512	1,551,155	299,100
Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	1,449,486
Plus:
Fair value of awards granted during CY that were outstanding and unvested at PY	1,925,121	1,188,835	421,440
Change in fair value of awards granted in prior years that were unvested at PY	(109,154)	279,877	(191,200)
Change in fair value of awards granted in prior years that vested in CY	128,793	60,055	(48,102)
Grant date fair value of awards that were granted and vested in CY	—	50,967	—
Distributions paid on restricted unit awards during CY	16,550	—	11,104

Compensation Actually Paid	$3,296,205	$2,962,471	$(767,643)

(3)
Functional Currency Adjusted EBITDA represents earnings before interest, taxes, depreciation, amortization, other non-cash
items, and adjustments as defined in our credit agreement. This measurement differs from the Adjusted EBITDA amounts we report in our earnings releases and financial reports because functional currency Adjusted EBITDA is calculated using the functional currency of the country where the income or loss was earned (i.e., the Canadian dollar for our Canadian operations). See the discussion under
Compensation Discussion and Analysis - Compensation Performance Measures
. Functional Currency Adjusted EBITDA is reported as the Company-selected measure for all periods presented but may not have been the most important measure for prior periods and may be a different measure in future years.

(4)	The COVID-19 pandemic had a material impact on our business in 2020, and to a lesser extent in 2021.

(5)
The amounts set forth under the heading “Peer Group Total Unitholder Return (TSR)” reflect the comprehensive total unitholder return, as of the applicable fiscal year-end,
of an initial investment of $100 as of December 31, 2019 into the S&P - Movies and Entertainment Index.

Company Selected Measure Name	Functional Currency Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The 2022
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig A. Heckman, former Executive Vice President, Human Resources, and Mr. Duffield E. Milkie, former Executive Vice President and General Counsel. The 2020
Non-PEO
	NEOs included Messrs. Witherow, Fisher and Milkie and Ms. Ford.
Peer Group Issuers, Footnote [Text Block]	The amounts set forth under the heading “Peer Group Total Unitholder Return (TSR)” reflect the comprehensive total unitholder return, as of the applicable fiscal year-end,
	of an initial investment of $100 as of December 31, 2019 into the S&P - Movies and Entertainment Index.
PEO Total Compensation Amount	$ 7,285,782	$ 9,991,165	$ 1,437,733
PEO Actually Paid Compensation Amount	$ 8,372,850	10,624,247	(3,110,511)
Adjustment To PEO Compensation, Footnote [Text Block]	Mr. Zimmerman was the primary
exe
cutive officer (PEO) in all periods presented. Compensation Actually Paid to Mr. Zimmerman is derived from the Summary Compensation Table Total for each fiscal year by making the following deductions and additions for 2022, 2021 and 2020:

	2022	2021	2020
Summary Compensation Table (“SCT”) Total	$7,285,782	$9,991,165	$1,437,733
Less:
SCT - Unit Awards	4,375,035	6,716,340	637,497
Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	4,139,387
Plus:
Fair value of awards granted during CY that were outstanding and unvested at PY	5,439,517	6,716,340	898,250
Change in fair value of awards granted in prior years that were unvested at PY	(318,879)	596,903	(549,718)
Change in fair value of awards granted in prior years that vested in CY	315,429	115,847	(151,817)
Grant date fair value of awards that were granted and vested in CY	—	163,463	—
Distributions paid on restricted unit awards during CY	26,036	—	31,925

Compensation Actually Paid	$8,372,850	$10,624,247	$(3,110,511)

Non-PEO NEO Average Total Compensation Amount	$ 3,013,407	2,933,892	787,701
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,296,205	2,962,471	(767,643)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The 2022
non-primary
executive officer named executive officers
(“Non-PEO
NEOs”) included Messrs. Witherow, Fisher and Nurse and Ms. Ford. The 2021
Non-PEO
NEOs included Messrs. Witherow and Fisher, Ms. Ford, Mr. Craig A. Heckman, former Executive Vice President, Human Resources, and Mr. Duffield E. Milkie, former Executive Vice President and General Counsel. The 2020
Non-PEO
NEOs included Messrs. Witherow, Fisher and Milkie and Ms. Ford. Compensation Actually Paid to the
Non-PEO
NEOs is derived from the average Summary Compensation Table Total for each fiscal year by making the following deductions and additions for 2022, 2021 and 2020:

	2022	2021	2020

Summary Compensation Table (“SCT”) Total	$3,013,407	$2,933,892	$787,701
Less:
SCT - Unit Awards	1,678,512	1,551,155	299,100
Prior fiscal year (“PY”) fair value for awards that were forfeited during fiscal year (“CY”)	—	—	1,449,486
Plus:
Fair value of awards granted during CY that were outstanding and unvested at PY	1,925,121	1,188,835	421,440
Change in fair value of awards granted in prior years that were unvested at PY	(109,154)	279,877	(191,200)
Change in fair value of awards granted in prior years that vested in CY	128,793	60,055	(48,102)
Grant date fair value of awards that were granted and vested in CY	—	50,967	—
Distributions paid on restricted unit awards during CY	16,550	—	11,104

Compensation Actually Paid	$3,296,205	$2,962,471	$(767,643)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Company TSR and “Compensation Actually Paid”
Our TSR increased over the disclosed period from $74.79 in 2020 to $79.72 at the end of 2022, but was significantly impacted (particularly in 2020) by the
COVID-19
pandemic during the period. The “Compensation Actually Paid” to our PEO and non-PEO
NEOs (on average) in 2020, in particular, reflect the challenges of that year at $(3,110,511) and $(767,643), respectively. “Compensation Actually Paid” increased in 2021, reflective of the recovery of our business and our unit price during that year, to $10,624,247 for our PEO and $2,962,471 for our non-PEO
NEOs (on average). For 2022, the “Compensation Actually Paid” to our PEO decreased to $8,372,850. “Compensation Actually Paid to our non-PEO
NEOs (on average) increased to $3,296,205 for 2022, but was affected by the granting of a one-time
award to Mr. Fisher during the year, as described in our
Compensation Discussion and Analysis
and base salary increases for the
non-PEO
NEO’s in 2022 (following no increases in 2021 in response to the
COVID-19
pandemic). Thus, over the period “Compensation Actually Paid” generally increased and decreased in correlation with changes in the Company’s TSR, even though we have not used TSR as a metric for incentive compensation awards during the disclosed period. We believe this is because a significant portion of named executive officer compensation is granted through restricted unit awards and performance unit awards which track the Company’s unit price. In addition, we use financial metrics in our incentive plans, each of which may indirectly impact our unit price. Accordingly, as the Company’s unit price increases (and TSR likewise increases), we would expect the value of a named executive officer’s long-term incentives to generally increase in correlation. Similarly, as the Company’s unit price decreases, we would expect the value of a named executive officer’s long-term incentives to generally decrease in correlation.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Net Income and “Compensation Actually Paid”
The Company does not directly employ net income as a financial performance measure upon which named executive officer compensation may be earned. However, net income movements impact the metrics we use in our annual incentive plan and the cumulative Functional Currency Adjusted EBITDA metric used in our performance units awarded in and prior to 2021. Because of the severe disruption in our business because of the
COVID-19
pandemic, however, the Company did not achieve any of its cumulative Functional Currency Adjusted EBITDA targets over the period presented, as those targets were set prior to the onset of the pandemic in anticipation of normalized operations and growth. Annual cash incentive awards were earned in 2021 and 2022 by our PEO and non-PEO
NEOs based on overachievement against the applicable annual targets set in contemplation of the
COVID-19
pandemic.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Functional Currency Adjusted EBITDA and “Compensation Actually Paid”
Reflective of the Company’s strategic objective to deliver consistent profitable growth, Functional Currency Adjusted EBITDA (as defined in our
Compensation Discussion and Analysis
above) has served as a key financial performance measure upon which annual cash incentive awards and long-term performance units could be earned throughout the period presented. Thus, Functional Currency Adjusted EBITDA in part would impact “Compensation Actually Paid” based on the Company’s achievement against the applicable targets. Over the three-year period measured in the table above, Functional Currency Adjusted EBITDA and “Compensation Actually Paid” both increased: PEO Compensation Actually Paid increased 369% and non-PEO
average Compensation Actually Paid increased 529%, while Functional Currency Adjusted EBITDA increased 288% over the same period. 2022 cash incentive awards were based on Functional Currency Adjusted EBITDA before incentive-compensation expenses as described in
Compensation Discussion and Analysis - Compensation Performance Measures
.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison Between Company TSR and Peer Group TSR
Over the three-year period measured in the table above, the Company’s TSR has increased by approximately 6.6%, while the TSR of the S&P - Movies and Entertainment Index has decreased by approximately 51% over the same period.

Tabular List [Table Text Block]
Most Important Financial Measures
The below tabular list identifies the financial measures deemed by the People, Culture & Compensation Committee to be the most important financial measures for linking the compensation of the Company’s named executive officers to the performance of the Company. See the discussion under
Compensation Discussion and Analysis - Compensation Performance Measures
for their definitions.

MOST IMPORTANT FINANCIAL MEASURES

• Functional Currency Adjusted EBITDA • Functional Currency Adjusted EBITDA before incentive compensation expense • Un-Levered Pre-Tax Free Cash Flow • Net Leverage Ratio

Total Shareholder Return Amount	$ 79.72	95.16	74.79
Peer Group Total Shareholder Return Amount	67.52	135.66	139.08
Net Income (Loss)	$ 307,668,000	$ (48,518,000)	$ (590,243,000)
Company Selected Measure Amount	580,644	331,396	(309,114)
PEO Name	Mr. Zimmerman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Functional Currency Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Functional Currency Adjusted EBITDA before incentive compensation expense
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Un-Levered Pre-Tax Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net Leverage Ratio
PEO [Member] | Unit Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,375,035)	$ (6,716,340)	$ (637,497)
PEO [Member] | Prior Fiscal Year PY Fair Value For Awards That Were Forfeited During Fiscal Year CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(4,139,387)
PEO [Member] | Fair value of awards granted during CY that were outstanding and unvested at PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,439,517	6,716,340	898,250
PEO [Member] | Change in fair value of awards granted in prior years that were unvested at PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(318,879)	596,903	(549,718)
PEO [Member] | Change in fair value of awards granted in prior years that vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	315,429	115,847	(151,817)
PEO [Member] | Grant date fair value of awards that were granted and vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	163,463	0
PEO [Member] | Distributions paid on restricted unit awards during CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,036	0	31,925
Non-PEO NEO [Member] | Unit Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,678,512)	(1,551,155)	(299,100)
Non-PEO NEO [Member] | Prior Fiscal Year PY Fair Value For Awards That Were Forfeited During Fiscal Year CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,449,486)
Non-PEO NEO [Member] | Fair value of awards granted during CY that were outstanding and unvested at PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,925,121	1,188,835	421,440
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years that were unvested at PY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(109,154)	279,877	(191,200)
Non-PEO NEO [Member] | Change in fair value of awards granted in prior years that vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	128,793	60,055	(48,102)
Non-PEO NEO [Member] | Grant date fair value of awards that were granted and vested in CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	50,967	0
Non-PEO NEO [Member] | Distributions paid on restricted unit awards during CY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,550	$ 0	$ 11,104